Summary of Significant Accounting Policies (Details) - Schedule of fair value of stock options issued	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of fair value of stock options issued [Line Items]
Expected volatility				70.00%
Expected term (in years)	6 years 3 months	6 years 3 months
Risk-free interest rate	0.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value of stock options issued [Line Items]
Expected volatility	78.00%	80.00%	79.60%
Expected term (in years)			6 years 2 months 12 days	6 years 1 month 6 days
Risk-free interest rate		0.00%	0.30%	1.40%
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value of stock options issued [Line Items]
Expected volatility	87.10%	80.10%	90.50%
Expected term (in years)			10 years	10 years
Risk-free interest rate		0.20%	1.60%	3.00%